LONG-TERM DEBT - Breakdown of long-term debt (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Long-term debt
Total long-term debt	$ 3,294,557	$ 3,180,301
Change in fair value related to hedged interest rate risk	5,789	8,377
Adjustments related to embedded derivatives		(174)
Financing fees, net of amortization	(30,016)	(25,396)
Total adjustments for long-term debt	(24,227)	(17,193)
Total long-term debt, current and non current	3,270,330	3,163,108
Less current portion	(5,357)	(10,714)
Total Long-term debt, non current portion	$ 3,264,973	3,152,394
Bank credit facilities
Long-term debt
Effective interest rate (as a percent)	2.95%
Total long-term debt	$ 5,357	225,521
Senior Notes
Long-term debt
Total long-term debt	$ 3,289,200	$ 2,954,780